Employee benefits (Details 13)	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
P P S P R [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	11.95%	[1]	10.64%	[2]
Real discount rate	6.16%		5.40%
Nominal expected salary growth	6.27%	[3]	5.83%	[4]
Mortality table	Petros Experience (Bidecrem 2013)		Petros Experience (Bidecrem 2013)
Disability table	American group		American group
Mortality table for disabled participants	AT-49 male		AT-49 male
Age of retirement	Male, 56 years / Female, 55 years		Male, 56 years / Female, 55 years
P P S P N R [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	11.95%	[1]	10.62%	[2]
Real discount rate	6.16%		5.38%
Nominal expected salary growth	6.16%	[3]	5.63%	[4]
Mortality table	Petros Experiences (Bidecrem 2020)		Petros Experiences (Bidecrem 2020)
Disability table	American group		American group
Mortality table for disabled participants	AT-83 Basic by gender		AT-49 male
Age of retirement	Male, 58 years / Female, 56 years		Male, 58 years / Female, 56 years
P P S P R P P S P R [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	11.93%	[1]	10.55%	[2]
Real discount rate	6.15%		5.32%
Nominal expected salary growth	6.27%	[3]	5.83%	[4]
Mortality table	Petros Experiences (Bidecrem 2016)		Petros Experiences (Bidecrem 2016)
Mortality table for disabled participants	MI 2006, by gender, 20% smoothed		MI 2006, by gender, 20% smoothed
Age of retirement			Male, 56 years / Female, 55 years
P P S P N R Pre 70 [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	11.93%	[1]	10.54%	[2]
Real discount rate	6.15%		5.31%
Nominal expected salary growth	6.16%	[3]	5.63%	[4]
Mortality table	Petros Experiences (Bidecrem 2020)		Petros Experiences (Bidecrem 2020)
Mortality table for disabled participants	Petros Experience 2014		Petros Experience 2014
Age of retirement			Male, 58 years / Female, 56 years
Pension Plans P P 2 [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	11.97%	[1]	10.73%	[2]
Real discount rate	6.18%		5.49%
Nominal expected salary growth	7.74%	[3]	7.20%	[4]
Mortality table	AT-2012 IAM basic fem 10% smoothed		AT-2012 IAM basic fem 10% smoothed
Disability table	Disability Experience PP-2 2022		Álvaro Vindas 50% smoothed
Mortality table for disabled participants	IAPB-57 strong, 30% smoothed		IAPB-57 strong, 10% smoothed
Age of retirement	1st eligibility		1st eligibility
Ams Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	11.97%	[1]	10.68%	[2]
Real discount rate	6.18%		5.44%
Mortality table	Employees: according to pension plan Assisted: Ex Petros (Bidecr 2013)		Employees: according to pension plan Assisted: Ex Petros (Bidecr 2013)
Disability table	Assets: PP-2: Disability Experience PP-22022 Assisted: n/a		Álvaro Vindas 50% smoothed
Mortality table for disabled participants	AT-49 male		AT-49 male
Age of retirement	Male, 56 years / Female, 55 years		Male, 56 years / Female, 55 years
Ams Medical Plan [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected changes in medical and hospital costs	9.87%	[5]	5.24%	[6]
Ams Medical Plan [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected changes in medical and hospital costs	3.25%	[5]	3.25%	[6]

[1]	Inflation reflects market projections: 5.45% for 2023 and converging to 3.25% in 2027 onwards.
[2]	Inflation reflects market projections: 4.97% for 2022 and converging to 3.25% in 2026 onwards.
[3]	Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
[4]	Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
[5]	Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.
[6]	Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.